Related Party Balances and Transactions - Significant related party transactions (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Services | Beijing Sankuai
Related Party Balances and Transactions
Purchases from related party	¥ 4,643	¥ 370
Services | Hanhai
Related Party Balances and Transactions
Purchases from related party	572	0
Materials | Changzhou Huixiang
Related Party Balances and Transactions
Purchases from related party	702	0
Materials | Beijing Yihang
Related Party Balances and Transactions
Purchases from related party	73	31,564
R&D services | Beijing Yihang
Related Party Balances and Transactions
Purchases from related party	281	11,274
R&D services | Suzhou Yihang
Related Party Balances and Transactions
Purchases from related party	¥ 0	¥ 872